Note 16 - Stock-Based Compensation (Detail) - Summary of Assumptions to Determine Fair Value of Stock Options and ESOP	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member] | Maximum [Member]
Risk-free interest rate			2.55%
Expected life (Years)			5 years
Volatility			54.00%
Minimum [Member] | Employee Stock Purchase Plan [Member]
Risk-free interest rate		0.01%	0.10%
Expected life (Years)		3 months	3 months
Volatility		34.00%	39.00%
Maximum [Member] | Employee Stock Purchase Plan [Member]
Risk-free interest rate	0.10%	0.15%	0.17%
Expected life (Years)	94 days	94 days	94 days
Volatility	45.00%	42.00%	52.00%